Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Apr. 30, 2010	Apr. 30, 2010 Common Stock	Dec. 31, 2010 Common Stock	Jun. 30, 2012 CHK Holdings Corporation	Dec. 31, 2011 CHK Holdings Corporation	Apr. 30, 2010 CCMP	Dec. 31, 2011 CCMP
Related Party Transaction [Line Items]
Percentage of ownership				20.00%	20.00%		36.00%
Aggregate shares of common stock sold		475,043	475,043
Fees associated with sale of common stock	$ 11,769					$ 5,000